Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

Supplement dated December 1, 2008, to the Statement of Additional Information dated June 20, 2008, as previously supplemented on August 1, 2008, October 1, 2008, and November 1, 2008.

This supplement contains important information about the Fund referenced above.

Effective December 15, 2008, the Statement of Additional Information for the Small Cap Growth Fund is amended as follows:

Small Cap Growth Fund

The following information regarding those investors who may continue to invest or make new investments in the Small Cap Growth Fund replaces the previous information regarding such investors in the section on Page 40 of the Statement of Additional Information which starts with the text, “The Small Cap Growth Fund is closed to new investors.”

The Small Cap Growth Fund (the “Fund”) is closed to new investors, with certain exceptions as specifically set forth in the Statement of Additional Information dated June 20, 2008. Specifically, as of December 15, 2008, those who may continue to invest in the Fund or make new investments in the Fund is further limited as follows:

•	Current investors in the Fund may continue to make subsequent purchases;

•

Investors who invest through existing fee-based investment products and/or existing mutual fund wrap programs (through a broker, dealer, financial planner, or consultant) that currently utilize the Fund in model portfolios may open new accounts within such existing models and products and thus invest in the Fund;

•	Registered investment advisers who currently utilize the Fund in model portfolios will be able to open new accounts and/or continue to invest in the Fund; and

•

Retirement plans, benefit plans, and retirement plan platforms for which Wells Fargo Funds Management or the Fund’s distributor, or an affiliate, has entered into an agreement to provide administrative services will continue to be allowed to invest in the Fund.

1